Significant Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Significant Related Party Transactions [Abstract]
Schedule of Directorships
Name of entity	Type	Keith Liddell	Simon Liddell
Lifezone Asia-Pacific Pty Ltd	Subsidiary	●	●*
Simulus Pty Ltd	Subsidiary	●
The Simulus Group Pty Ltd	Subsidiary	●
Kabanga Holdings Limited	Subsidiary	●
Romanex International Limited	Subsidiary	●
Tembo Nickel Mining Company Limited	Subsidiary	●
Tembo Nickel Refining Company Limited	Subsidiary	●
Tembo Nickel Corp. Limited	Subsidiary	●
*	Simon Liddell resigned from Lifezone Asia-Pacific Pty Ltd with effect from July 1, 2024.

Schedule of Receivables Due from Related Parties	Lifezone had receivables due from related parties as follows.
	June 30,	December 31,
	2024	2023
	$	$
Balances with affiliated entities
BHP Billiton (UK) DDS Limited	8,772	-
Kelltechnology SA Proprietary Ltd	478,558	1,433,243
	487,330	1,433,243

Balances with management personnel
Related party receivables - Interest free	75,000	75,000
	75,000	75,000
	562,330	1,580,243
	June 30,	December 31,
	2024	2023
	$	$
Balances with management personnel
Related party payables	43,750	132,048
	43,750	132,048

Schedule of Remuneration of key Management Personnel
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Cash compensation for services	1,106,733	914,697	2,091,902	1,584,740
Short-term bonuses	305,497	512,524	305,497	512,524
Pension and medical benefits	25,586	24,010	50,419	32,135
Total key management compensation	1,497,815	1,451,231	2,447,818	2,129,399

Schedule of Employment of and Existing Consulting Agreements	The amounts disclosed in the previous page table are the amounts recognized as an expense during the reporting period related to key management personnel as listed below.
Keith Liddell	Chair
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer (joined June 29, 2023)
Dr Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	Tembo Nickel Chief Executive Officer
Spencer Davis	Group General Counsel (joined March 1, 2023)
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Senior Vice President: Investor Relations and Capital Markets (joined October 10, 2023)

Schedule of Revenue from Related Parties	Lifezone had sales to related parties as follows for the period ending:
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Kellplant Proprietary Ltd	-	-	-	129,680
Kelltechnology SA Proprietary Ltd	-	-	-	365,368
Consulting and management fee with affiliated companies	-	-	-	495,048